SHARE REPURCHASE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2012	Oct. 26, 2012
Equity, Class of Treasury Stock [Line Items]
Repurchase of ADSs, amount		$ 10,123,821
2012 Purchase Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Number of shares in each American Depositary Shares	40
Authorized ADSs to be repurchased, shares				5,000,000
Authorized ADSs to be repurchased, amount				$ 20,000,000
Repurchase of ADSs, in shares		1,592,558	362,807
Repurchase of ADSs, amount		$ 10,123,821	$ 2,071,731